Document And Entity Information	6 Months Ended
Apr. 30, 2026
Document Information [Line Items]
Entity Central Index Key	0001816172
Document Type	6-K
Current Fiscal Year End Date	--10-31
Document Period End Date	Apr. 30, 2026
Document Fiscal Year Focus	2026
Entity File Number	001-40405
Entity Registrant Name	JIUZI HOLDINGS INC.
Amendment Flag	false
Document Fiscal Period Focus	Q2